Taxation - Schedule of Group’s Actual Provision for Income Taxes (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Group’s Actual Provision for Income Taxes [Abstract]
Loss before income tax expense		$ 13,065,903	$ 5,980,776	$ 6,618,209
Income tax expense at the PRC statutory rate of 25%		3,266,475	1,495,193	1,654,553
Impact of different tax rates in other jurisdictions		(1,222,580)	(155,074)
Effect of preferential tax rate	[1]	(925,755)	(715,782)	(712,507)
Tax effect of entertainment expense		(163,943)	(191,237)	(200,297)
Tax effect of welfare expense				(181)
Tax effect of R&D expense additional deduction		317,569	337,007	270,598
Tax effect of non-deductible expenses				(142,177)
Tax effect of true-up on NOL		(329,487)	(80,363)
Change in valuation allowance		(942,279)	(689,744)	(869,989)
Income tax expense

[1]	The Group’s subsidiary Scage Nanjing is subject to a favorable tax rate of 15% as a “High and New Technology Enterprise” (“HNTE”), all the Group’s other subsidiaries are subject to a favorable tax rate of 5% or 5% as small, low-profit enterprises. For the years ended June 30, 2025, 2024 and 2023, per share effect of preferential tax were (US$0.01), (US$0.01) and (US$0.01), respectively.